Commitments and Contingencies - Additional Information (Detail) - NUMBER	9 Months Ended
	Sep. 30, 2022	Aug. 02, 2021
Commitments and Contingencies Disclosure [Abstract]
Number of lease facilities		2
Percentage of federal and state net tax benefits for payment upon agreement	75.00%